Convertible Preferred Shares and Shareholders' Equity (Deficit)	6 Months Ended	11 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Convertible Preferred Shares and Shareholders' Equity (Deficit)
Convertible Preferred Shares and Shareholders' Equity (Deficit)
7.	Convertible Preferred Shares and Shareholders’ Equity (Deficit)

Prior to the Business Combination, Legacy Zura was authorized to issue Ordinary Shares and Series A-1 convertible preferred shares. The outstanding Ordinary Shares and Series A-1 convertible preferred shares of Legacy Zura are presented on the consolidated balance sheet and on the statement of changes in convertible preferred shares, redeemable noncontrolling interest and shareholders’ deficit for the annual period ended December 31, 2022.

Business Combination

Immediately prior to the Closing Date of the Business Combination, Pfizer was issued additional Series A-1 convertible preferred shares upon the closing of the Business Combination that were immediately converted to 267,939 Class A Ordinary Shares. The shares were issued in accordance with the anti-dilution provision of the Pfizer Agreement.

On the Closing Date and in accordance with the terms and subject to the conditions of the Business Combination, each Ordinary Share of Legacy Zura, par value $0.001 per share, Series A-1 convertible preferred share, outstanding option (whether vested or unvested), and restricted share unit (whether vested or unvested) were canceled and converted into a comparable number of awards that consisted of either the rights to receive or acquire the Company’s Class A Ordinary Shares, par value $0.0001 per share, as determined by the exchange ratio pursuant to the Business Combination Agreement. The exchange ratio is approximately 108.083.

On March 16, 2023, in connection with the closing of the Business Combination and effective upon the Closing Date, the Company authorized 300,000,000 Class A Ordinary Shares, par value of $0.0001 and 1,000,000 preferred shares, par value of $0.0001.

April 2023 Private Placement

On April 26, 2023, the Company entered into its second PIPE subscription agreement (the “April 2023 Private Placement”) with certain accredited investors (the “Subscribers”), whereby the Company issued 15,041,530 Class A Ordinary Shares, par value $0.0001 per share and pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 3,782,000 Class A Ordinary Shares. Each Class A Ordinary Share was sold at a price of $4.25 per Class A Ordinary Share and each Pre-Funded Warrant was sold at a price of $4.249 per Pre-Funded Warrant for an aggregate purchase price of $80.0 million. See Note 8 for further information on the Pre-Funded Warrants.

Series A-1 Convertible Preferred Shares Rights and Preferences

Conversion

Each Series A-1 convertible preferred share is convertible, at the option of the holder thereof, at any time after the date of issuance of such share, into such number shares of the Company’s Ordinary Shares, subject to adjustment.

Each Series A-1 convertible preferred share will automatically be converted into a share of the Company’s Ordinary Shares, subject to adjustment, immediately upon the occurrence of an initial public offering with a gross aggregate subscription with respect to new Ordinary Shares of greater than $50.0 million. The Ordinary Shares resulting from this conversion will rank pari passu with the existing Ordinary Shares at the time of conversion.

Anti-Dilution

If the Company issues equity securities, other than pursuant to a share option plan, the Company shall issue such number of Series A-1 convertible preferred shares to Pfizer as necessary to maintain Pfizer’s ownership interest of 18%, until the Company raises in excess of $30.0 million in equity, where any capital raised above this threshold is not subject to anti-dilution.

Dividends

The holders of shares of Series A-1 convertible preferred shares are entitled to receive dividends, of profits available for distribution as determined by the Company’s board of directors with the consent of the majority of the shareholders, payable on a pro rata, pari passu basis. No dividends have been declared by the Company’s board of directors.

Liquidation

In the event of any voluntary or involuntary liquidation or return of capital (other than a conversion, redemption or purchase of shares) of the Company, the holders of the Series A-1 convertible preferred shares are entitled to receive a liquidation preference prior to any distribution to the holders of Ordinary Shares in the amount $131 per share.

Voting Rights

The holders of the Series A-1 convertible preferred shares are entitled to one vote per share, unless the Series A-1 shares are convertible into a greater number of Ordinary Shares or the holders of Series A-1 convertible preferred shares are entitled to any anti-dilution shares, in which case the holders of Series A-1 convertible preferred shares are entitled to the number of votes that the holder would be entitled upon conversion to Ordinary Shares or after the issuance of the anti-dilution shares, respectively.

Redemption Rights

The Series A-1 convertible preferred shares are not mandatorily redeemable at the option of the holder.

As of June 30, 2023, no convertible preferred shares were issued and outstanding.

Note 6 — Convertible Preferred Shares and Shareholders’ Deficit

As of December 31, 2022, the Company was authorized to issue 17,437 Ordinary Shares with a par value of $0.001 per share and 125,000 shares of Series A-1 convertible preferred shares with a par value of $0.001 per share. The par value of the Company’s shares are stated at 0.001 GBP per share which approximates US$0.001, which is included on the Company’s consolidated balance sheet.

For the period ended December 31, 2022, the Company issued 3,547 Ordinary Shares for the exercise of stock options.

On March 22, 2022, the Company issued 100,000 shares of Series A-1 convertible preferred shares to Hana Immunotherapeutic LLC (“Hana”) for $10.0 million in cash and 25,000 shares of Series A-1 convertible preferred shares to Pfizer for the Agreement. See Note 5.

Series A-1 Convertible Preferred Shares Rights and Preferences

Conversion

Each share of Series A-1 convertible preferred shares is convertible, at the option of the holder thereof, at any time after the date of issuance of such share, into such number shares of the Company’s Ordinary Shares, subject to adjustment.

Each share of Series A-1 convertible preferred shares will automatically be converted into a share of the Company’s Ordinary Shares, subject to adjustment, immediately upon the occurrence of an initial public offering with a gross aggregate subscription with respect to new Ordinary Shares of greater than $50.0 million. The Ordinary Shares resulting from this conversion will rank pari passu with the existing Ordinary Shares at the time of conversion.

Anti-Dilution

If the Company issues equity securities, other than pursuant to a share option plan, the Company shall issue such number of Series A-1 convertible preferred shares to Pfizer as necessary to maintain Pfizer’s ownership interest of 18%, until the Company raises in excess of $20.0 million in equity, where any capital raised above this threshold is not subject to anti-dilution. The anti-dilution provision expires upon an admission of the shares to trading on a recognized investment exchange where the gross aggregate subscription amount is greater than $50.0 million.

Dividends

The holders of shares of Series A-1 convertible preferred shares are entitled to receive dividends, of profits available for distribution as determined by the Company’s board of directors with the consent of the majority of the shareholders, payable on a pro rata, pari passu basis. No dividends have been declared by the Company’s board of directors.

Liquidation

In the event of any voluntary or involuntary liquidation or return of capital (other than a conversion, redemption or purchase of shares) of the Company, the holders of the Series A-1 convertible preferred shares are entitled to receive a liquidation preference prior to any distribution to the holders of Ordinary Shares in the amount $131 per share.

Voting Rights

The holders of the Series A-1 convertible preferred shares are entitled to one vote per share, unless the Series A-1 shares are convertible into a greater number of Ordinary Shares or the holders of Series A-1 convertible preferred shares are entitled to any anti-dilution shares, in which case the holders of Series A-1 convertible preferred shares are entitled to the number of votes that the holder would be entitled upon conversion to Ordinary Shares or after the issuance of the anti-dilution shares, respectively.

Redemption Rights

The Series A-1 convertible preferred shares are not mandatorily redeemable at the option of the holder.